SCHEDULE OF STOCK OPTION ASSUMPTIONS FOR GRANTS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rates minimum		3.58%
Risk-free interest rates maximum		4.39%
Expected life of options		5 years
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		83.12%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility maximum		92.32%